CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 08, 2021	Dec. 31, 2020
Common stock par or stated value per share				$ 0.00001
Common Class A [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common Stock Shares Authorized	9,250,000,000	9,250,000,000		9,250,000,000
Common Stock Shares Issued	1,538,109,009	1,376,693,799	1,302,911,192		971,341,066
Common Stock Shares Outstanding	1,535,297,395	1,371,774,629	1,291,039,502		928,296,786
Common Class B [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common Stock Shares Authorized	750,000,000	750,000,000		750,000,000
Common Stock Shares Issued	348,708,257	348,708,257	409,846,136
Common Stock Shares Outstanding	348,708,257	348,708,257	409,846,136		429,846,136